UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2012

Check here if Amendment  [ ]; Amendment Number:
     This Amendment (Check only one.):  [ ] is a restatement.
                                        [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Twin Securities Inc.
Address:  2 Grand Central Tower
          140 East 45th Street 27th Floor
          New York, NY 10017

Form 13F File Number:  028-11568

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     William Wang
Title:    CFO
Phone:

Signature, Place, and Date of Signing:

       /s/ William Wang               New York, NY            November 12, 2012
       ----------------               ------------            -----------------
         [Signature]                  [City, State]                [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number     Name

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 0
                                         -----------

Form 13F Information Table Entry Total:           14
                                         -----------

Form 13F Information Table Value Total:  $   170,859
                                         -----------
                                         (thousands)

List of Other Included Managers:


Provide a numbered list of the names(s) and Form 13F file numbers(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

           COLUMN 1                COLUMN 2     COLUMN 3   COLUMN 4         COLUMN 5        COLUMN 6  COLUMN 7       COLUMN 8
------------------------------ ---------------- --------- ----------- -------------------- ---------- -------- ---------------------
                                                                                                                 VOTING AUTHORITY
                                   TITLE OF                  VALUE      SHRS OR   SH/ PUT/ INVESTMENT  OTHER   ---------------------
        NAME OF ISSUER              CLASS         CUSIP    (x$1000)     PRN AMT   PRN CALL DISCRETION MANAGERS   SOLE    SHARED NONE
------------------------------ ---------------- --------- ----------- ----------- --- ---- ---------- -------- --------- ------ ----
BURGER KING WORLDWIDE INC      COM              121220107      24,437   1,752,998 SH       SOLE                1,752,998
COOPER INDUSTRIES PLC          SHS              G24140108       2,038      27,150 SH       SOLE                   27,150
DOLLAR THRIFTY AUTOMOTIVE GP   COM              256743105      21,196     243,827 SH       SOLE                  243,827
EXPRESS SCRIPTS HOLDING CO     COM              30219G108       6,263     100,000 SH  CALL SOLE                  100,000
HERTZ GLOBAL HOLDINGS INC      COM              42805T105      24,691   1,798,272 SH       SOLE                1,798,272
JPMORGAN CHASE & CO            *W EXP 10/28/201 46634E114       1,615     156,998 SH       SOLE                  156,998
KRAFT FOODS INC                CL A             50075N104      32,832     794,000 SH       SOLE                  794,000
MBIA INC                       COM              55262C100       4,596     453,719 SH       SOLE                  453,719
NEXEN INC                      COM              65334H102      11,838     467,155 SH       SOLE                  467,155
PNC FINL SVCS GROUP INC        *W EXP 12/31/201 693475121       1,255     117,900 SH       SOLE                  117,900
SHAW GROUP INC                 COM              820280105       3,419      78,400 SH       SOLE                   78,400
SUNOCO INC                     COM              86764P109       3,858      82,378 SH       SOLE                   82,378
VIVUS INC                      COM              928551100       4,673     262,316 SH       SOLE                  262,316
YAHOO INC                      COM              984332106      28,148   1,762,009 SH       SOLE                1,762,009